Revenue disaggregation and segmental analysis - Reconciliation of adjusted EBITDA to operating profit (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023		Mar. 31, 2022
Revenue disaggregation and segmental analysis
Adjusted EBITDAaL	€ 11,019	€ 12,424		€ 12,693
Restructuring costs	(703)	(538)		(213)
Interest on lease liabilities	440	355		320
Loss on disposal of property, plant & equipment and intangible assets	(34)	(41)		(37)
Depreciation and amortisation on owned assets	(7,397)	(7,520)		(7,656)
Share of results of equity accounted associates and joint ventures	(96)	433	[1]	389	[1]
Impairment losses				0
Impairment reversal/(loss)	64	(64)	[1]
Other income	372	9,402	[1]	244	[1]
Operating profit	3,665	14,451	[1]	5,740	[1]
Investment income	581	232	[1]	251	[1]
Financing costs	(2,626)	(1,609)	[1]	(1,842)	[1]
Profit before taxation	€ 1,620	€ 13,074	[1]	€ 4,149	[1]

[1]	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.